Trade and other receivables - Trade receivables, accrued income and provision split by geography (Details) - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial assets [line items]
Trade receivables	£ 3,266	£ 3,052
Accrued income	869	883
UK
Disclosure of financial assets [line items]
Accrued income	461	445
US
Disclosure of financial assets [line items]
Accrued income	408	438
Trade receivables | Gross carrying amount
Disclosure of financial assets [line items]
Trade receivables	2,063	2,293
Trade receivables | Gross carrying amount | UK
Disclosure of financial assets [line items]
Trade receivables	227	313
Trade receivables | Gross carrying amount | US
Disclosure of financial assets [line items]
Trade receivables	1,836	1,980
Trade receivables | Accumulated impairment
Disclosure of financial assets [line items]
Trade receivables	(512)	(394)
Trade receivables | Accumulated impairment | UK
Disclosure of financial assets [line items]
Trade receivables	(40)	(40)
Trade receivables | Accumulated impairment | US
Disclosure of financial assets [line items]
Trade receivables	£ (472)	£ (354)